Condensed Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
OPERATING ACTIVITIES:
Net loss	$ (5,477)	$ (9,259)	$ (14,128)	$ (6,214)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants		(173)	(172)	(4,545)
Provision for inventory obsolescence	125	35	22	430
Provision for (recovery of) doubtful accounts	224	(22)	152	(196)
Stock-based compensation expense	746	264	701	971
Depreciation and amortization	763	771	985	1,726
Noncash restructuring charges		23	70	1,512
Loss from disposals of property and equipment				44
Deferred income taxes	10	10	8	19
Assets held for sale loss			768
Impairment of long-lived assets			0	1,451
Changes in operating assets and liabilities:
Accounts receivable and unbilled revenue	(4,113)	(37)	(952)	156
Other current and noncurrent assets	(317)	(517)	(534)	111
Inventories	(3,581)	(3,924)	(5,269)	(1,150)
Deferred costs	492	(420)	(158)	1,138
Accounts payable	(146)	1,662	1,549	(311)
Accrued expenses	2,171	778	1,598	(2,083)
Customer deposits	(4,057)	2,948	6,689	(538)
Deferred revenue and other short term liabilities	1,168	2,028	2,707	693
Other liabilities	19	(54)	(91)	349
Net cash used in operating activities	(11,973)	(5,887)	(6,055)	(6,437)
INVESTING ACTIVITIES:
Proceeds from sale of property, net	1,218
Purchases of property and equipment	(696)	(195)	(387)	(390)
Net cash provided by (used in) investing activities	522	(195)	(387)	(390)
FINANCING ACTIVITIES:
Proceeds private placement equity financing, net of offering costs	19,623
Proceeds from debt issuance			179	51
Proceeds from working capital revolving line of credit, net	4,000
Proceeds from exercise of stock options	53
Proceeds from issuance of convertible debt		6,525	6,525
Net borrowing on line of credit agreement		98
Debt principal payments	(441)	(34)	(184)	(50)
Net cash provided by financing activities	23,235	6,589	6,520	1
Effect of exchange rate change on cash				(2)
Change in cash and cash equivalents	11,784	507	78	(6,828)
Cash and cash equivalents - beginning of the period	4,534	4,456	4,456	11,284
Cash and cash equivalents - end of the period	16,318	4,963	4,534	4,456
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest	33	30	50	24
Cash paid for income taxes	15	58	24	1,043
Noncash financing activity:
Settlement of stock-based compensation liability awards with equity awards	598
Conversion of debt to equity	12,320	5,250	3,634
Issuance of options to placement agents	$ 620